Stock and Other Compensation Plans, 2010 TRC Stock Incentive Plan (Details) - $ / shares				12 Months Ended
		Jan. 19, 2016	Jan. 15, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Restricted Stock Units (RSUs) [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting period of awards				4 years
Dividend payment period				60 days
Restricted Stock Units (RSUs) [Member] | Vesting Term One [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting percentage original term				25.00%
Restricted Stock Units (RSUs) [Member] | Vesting Term Two [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting percentage original term				25.00%
Restricted Stock Units (RSUs) [Member] | Vesting Term Three [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting percentage original term				75.00%
Replacement Restricted Stock Units (RSUs) [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting period of awards				4 years
Dividend payment period				60 days
Replacement Restricted Stock Units (RSUs) [Member] | Vesting Term One [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting percentage original term				25.00%
Replacement Restricted Stock Units (RSUs) [Member] | Vesting Term Two [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting percentage original term				25.00%
Replacement Restricted Stock Units (RSUs) [Member] | Vesting Term Three [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting percentage original term				75.00%
2010 TRC Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total units authorized (in shares)				5,000,000
Nonvested, number of shares [Roll Forward]
Outstanding, beginning of period (in shares)				119,193	203,973	711,030
Granted (in shares)	[1]					30,623
Forfeited (in shares)					(1,980)	(2,740)
Vested (in shares)				(88,570)	(82,800)	(534,940)	[2]
Outstanding, end of period (in shares)				30,623	119,193	203,973		711,030
Weighted-average grant-date fair value [Roll Forward]
Outstanding, beginning period (in dollars per share)				$ 46.35	$ 41.05	$ 25.95
Granted (in dollars per shares)	[1]					57.59
Forfeited (in dollars per share)					42.82	27.28
Vested (in dollars per share)				42.46	33.37	22.00	[2]
Outstanding, end of period (in dollars per share)				$ 57.59	$ 46.35	$ 41.05		$ 25.95
Vesting period of awards				3 years
2010 TRC Stock Incentive Plan [Member] | Restricted Stock [Member] | Subsequent Event [Member]
Nonvested, number of shares [Roll Forward]
Granted (in shares)			440,163
2010 TRC Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Nonvested, number of shares [Roll Forward]
Outstanding, beginning of period (in shares)				108,367	55,550	0
Granted (in shares)				140,477	54,357	55,790
Forfeited (in shares)				(2,530)	(1,440)	(240)
Vested (in shares)				(2,220)	(100)
Outstanding, end of period (in shares)				244,094	108,367	55,550		0
Weighted-average grant-date fair value [Roll Forward]
Outstanding, beginning period (in dollars per share)				$ 91.41	$ 69.92	$ 0
Granted (in dollars per shares)				83.54	112.89	69.90
Forfeited (in dollars per share)				86.73	75.81	67.07
Vested (in dollars per share)				81.56	67.07
Outstanding, end of period (in dollars per share)				$ 87.02	$ 91.41	$ 69.92		$ 0
2010 TRC Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting period of awards				1 year
2010 TRC Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Weighted-average grant-date fair value [Roll Forward]
Vesting period of awards				5 years
2010 TRC Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member]
Nonvested, number of shares [Roll Forward]
Granted (in shares)			29,123
Weighted-average grant-date fair value [Roll Forward]
Stock repurchased from employees (in shares)			6,861
Stock repurchase price (in dollars per share)			$ 17.04
2010 TRC Stock Incentive Plan [Member] | Replacement Restricted Stock Units (RSUs) [Member]
Nonvested, number of shares [Roll Forward]
Outstanding, beginning of period (in shares)				0
Granted (in shares)				81,740
Forfeited (in shares)				(1,556)
Vested (in shares)				(41,539)
Outstanding, end of period (in shares)				38,645	0
Weighted-average grant-date fair value [Roll Forward]
Outstanding, beginning period (in dollars per share)				$ 0
Granted (in dollars per shares)				99.58
Forfeited (in dollars per share)				99.58
Vested (in dollars per share)				99.58
Outstanding, end of period (in dollars per share)				$ 99.58	$ 0
2010 TRC Stock Incentive Plan [Member] | Director Grants [Member] | Subsequent Event [Member]
Nonvested, number of shares [Roll Forward]
Granted (in shares)		24,234
2010 TRC Stock Incentive Plan [Member] | IPO Stock Awards [Member] | Stock Awards Vesting over 24 Months [Member]
Weighted-average grant-date fair value [Roll Forward]
Award vesting percentage								40.00%
2010 TRC Stock Incentive Plan [Member] | IPO Stock Awards [Member] | Stock Awards Vesting in Three Years [Member]
Weighted-average grant-date fair value [Roll Forward]
Award vesting percentage						60.00%

[1]	These awards will cliff vest at the end of three years.
[2]	Awards vested in 2013 were 60% of the awards issued in conjunction with the Targa IPO, net of forfeitures. 40% of the awards vested prior to 2013.